Consolidated Schedule of Investments (unaudited)
August 31, 2023
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 0.0%
Hofseth BioCare ASA(a)	1,465,227	$ 424,476
Capital Markets — 0.2%
Agronomics Ltd.(a)	13,843,702	1,701,109
Chemicals — 1.5%
Albemarle Corp.	12,065	2,397,436
CF Industries Holdings, Inc.	22,964	1,769,835
DSM-Firmenich AG	15,271	1,412,583
FMC Corp.	32,095	2,767,552
Givaudan SA, Registered Shares	260	866,069
Nutrien Ltd.	30,791	1,949,686
Robertet SA(b)	2,376	2,179,648
Symrise AG	18,730	1,952,507
		15,295,316
Consumer Staples Distribution & Retail — 0.6%
Grocery Outlet Holding Corp.(a)(b)	85,249	2,629,932
HelloFresh SE(a)	24,464	788,428
Koninklijke Ahold Delhaize NV	85,831	2,807,531
		6,225,891
Containers & Packaging — 1.1%
Avery Dennison Corp.	9,323	1,756,267
Crown Holdings, Inc.	21,205	1,964,855
FP Corp.	84,400	1,621,254
Graphic Packaging Holding Co.	137,037	3,047,703
Smurfit Kappa Group PLC	56,592	2,374,061
		10,764,140
Electrical Equipment — 0.2%
Sociedad Quimica y Minera de Chile SA, ADR	25,741	1,611,129
Energy Equipment & Services — 1.4%
ARC Resources Ltd.	181,414	2,767,127
NOV, Inc.	25,050	529,307
Schlumberger NV	131,470	7,751,471
TechnipFMC PLC	83,850	1,596,504
Tenaris SA	31,450	502,251
Weatherford International PLC(a)	6,100	539,972
		13,686,632
Food Products — 2.8%
Archer-Daniels-Midland Co.	35,379	2,805,555
Barry Callebaut AG, Registered Shares	1,236	2,153,780
Bunge Ltd.	26,797	3,063,433
China Mengniu Dairy Co. Ltd.	896,000	3,012,770
Darling Ingredients, Inc.(a)	28,107	1,735,888
Kerry Group PLC, Class A	32,631	3,044,476
Maple Leaf Foods, Inc.	100,012	2,153,160
Nestlé SA, Registered Shares	28,846	3,468,426
Salmar ASA	39,097	1,908,688
SunOpta, Inc.(a)	392,234	1,721,907
Tate & Lyle PLC	290,624	2,601,068
		27,669,151
Ground Transportation — 0.1%
Union Pacific Corp.	5,875	1,295,849
Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC	120,056	3,027,421
Machinery — 1.2%
Ag Growth International, Inc.	53,117	2,320,527
AGCO Corp.	16,804	2,176,622
Deere & Co.	6,854	2,816,583
Security	Shares	Value
Machinery (continued)
Epiroc AB, Class A	42,714	$ 819,485
John Bean Technologies Corp.	25,901	2,846,779
Marel HF	415,085	1,498,824
		12,478,820
Metals & Mining — 20.2%
Agnico Eagle Mines Ltd.	115,599	5,613,122
Alamos Gold, Inc., Class A	198,274	2,550,327
Alcoa Corp.	29,031	873,252
Anglo American PLC	108,243	2,878,364
AngloGold Ashanti Ltd., ADR	58,601	996,217
Antofagasta PLC	31,914	584,470
ArcelorMittal SA	159,453	4,235,803
Artemis Gold, Inc.(a)	102,438	463,215
Aurubis AG	10,247	847,310
B2Gold Corp.	1,102,530	3,394,409
Barrick Gold Corp.	656,612	10,643,681
Bellevue Gold Ltd.(a)	1,667,721	1,814,327
BHP Group Ltd.	508,332	14,613,603
Blackstone Minerals Ltd.(a)(b)	1,315,134	106,518
BlueScope Steel Ltd.	46,669	630,944
Centerra Gold, Inc.	392,714	2,357,098
Chalice Mining Ltd.(a)	278,547	638,779
Challenger Gold Ltd.(a)(b)	2,522,735	122,149
Champion Iron Ltd.	271,192	1,056,934
Develop Global Ltd.(a)(b)	1,014,127	1,845,776
Dundee Precious Metals, Inc.	169,092	1,091,239
Eldorado Gold Corp.(a)	36,541	349,697
Emerald Resources NL(a)	445,046	681,335
Endeavour Mining PLC	201,457	4,167,202
ERO Copper Corp.(a)(b)	66,445	1,374,436
First Quantum Minerals Ltd.	170,228	4,573,177
Foran Mining Corp.(a)	323,255	913,880
Franco-Nevada Corp.	81,524	11,744,717
Freeport-McMoRan, Inc.	203,856	8,135,893
Fresnillo PLC	19,676	143,292
Glencore PLC	1,757,330	9,358,130
Gold Fields Ltd.	136,455	1,745,761
Gold Fields Ltd., ADR	328,755	4,152,176
Iluka Resources Ltd.	134,941	739,281
Impala Platinum Holdings Ltd.	34,633	178,295
Kinross Gold Corp.	709,240	3,600,789
Lithium Royalty Corp.(a)	87,158	805,657
Lundin Gold, Inc.	155,268	1,861,561
Lundin Mining Corp.	291,217	2,258,699
Lynas Rare Earths Ltd.(a)	278,661	1,285,297
MAG Silver Corp.(a)	119,548	1,360,752
Marathon Gold Corp.(a)	351,002	200,023
Metals Acquisition Ltd. (Acquired 04/17/23, cost $0)(a)(c)(d)	9,000	82,620
Metals Acquisition Ltd. (Acquired 06/13/23, cost $1,287,000)(a)(c)(d)	128,700	1,526,382
Mineral Resources Ltd.	51,634	2,370,104
Newcrest Mining Ltd.	381,143	6,352,379
Newmont Corp.	159,916	6,303,889
Nickel Industries Ltd.	3,501,954	1,788,872
Norsk Hydro ASA	607,883	3,363,353
Northam Platinum Holdings Ltd.(a)	64,253	423,590
Northern Star Resources Ltd.	536,784	4,112,917
Nucor Corp.	24,811	4,269,973
Osisko Gold Royalties Ltd.	122,937	1,643,163
Osisko Mining, Inc.(a)	596,944	1,245,842
Pan American Silver Corp.	135,096	2,235,839

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Polymetal International PLC(a)	381,486	$ 1,597,979
Polyus PJSC(a)(c)	46,252	5
Predictive Discovery Ltd.(a)(b)	3,504,016	488,889
Rio Tinto PLC	99,781	6,144,982
Rupert Resources Ltd.(a)	66,145	178,678
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(d)	91,372	246,823
Sibanye Stillwater Ltd.	293,128	442,282
Sigma Lithium Corp.(a)(b)	118,501	3,650,097
Skeena Resources Ltd.(a)	152,446	757,040
Sociedad Minera Cerro Verde SAA	29,918	927,458
Solaris Resources, Inc.(a)	120,525	528,947
Solaris Resources, Inc.(a)	39,000	171,159
SSR Mining, Inc.	155,306	2,306,294
Steel Dynamics, Inc.	34,008	3,624,913
Stelco Holdings, Inc.	51,672	1,479,949
Teck Resources Ltd., Class B	131,530	5,439,533
Titan Mining Corp.	111,976	35,635
Titan Mining Corp.(a)	20,773	6,611
Torex Gold Resources, Inc.(a)	143,191	1,654,242
Trident Royalties PLC(a)	913,165	480,071
Vale SA, ADR	638,303	8,406,451
Wheaton Precious Metals Corp.	249,571	10,886,408
		202,160,956
Oil, Gas & Consumable Fuels — 18.6%
BP PLC	1,856,056	11,469,103
Cameco Corp.	95,262	3,524,694
Canadian Natural Resources Ltd.	125,219	8,101,425
Cenovus Energy, Inc.	278,252	5,547,742
Cheniere Energy, Inc.	49,133	8,018,506
Chevron Corp.	57,739	9,301,753
ConocoPhillips	117,516	13,987,929
Diamondback Energy, Inc.	29,634	4,497,849
Eni SpA	261,153	4,037,948
EOG Resources, Inc.	64,028	8,235,281
Exxon Mobil Corp.	324,043	36,030,341
Gazprom PJSC(a)(c)	712,200	74
Hess Corp.	46,203	7,138,363
Kinder Morgan, Inc.	255,904	4,406,667
Kosmos Energy Ltd.(a)	215,504	1,568,869
Marathon Petroleum Corp.	45,583	6,507,885
Shell PLC	647,579	19,799,907
TC Energy Corp.	89,104	3,218,084
TotalEnergies SE	231,855	14,544,006
Tourmaline Oil Corp.	69,901	3,584,547
Valero Energy Corp.	36,174	4,699,003
Williams Cos., Inc.	212,441	7,335,588
Woodside Energy Group Ltd.	16,406	391,648
		185,947,212
Personal Care Products — 0.3%
Jamieson Wellness, Inc.(e)	136,077	2,593,238
Pharmaceuticals — 0.3%
Zoetis, Inc., Class A	17,032	3,244,766
Professional Services — 0.3%
Pony Testing International Group Co. Ltd., Class A	436,213	1,293,880
SGS SA, Registered Shares	19,167	1,740,801
		3,034,681
Total Common Stocks — 49.1% (Cost: $391,729,217)		491,160,787
Security	Shares	Value
Rights
Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)(c)	11,812	$ —
Total Rights — 0.0% (Cost: $ —)		—
Warrants(a)
Capital Markets — 0.0%
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 06/01/24, Strike Price GBP 0.28)	3,014,355	38
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/08/23, Strike Price GBP 0.30)	3,909,350	50
		88
Metals & Mining — 0.0%
Titan Mining Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/23/23, Strike Price CAD 0.75)	10,387	—
Total Warrants — 0.0% (Cost: $1)		88
Total Long-Term Investments — 49.1% (Cost: $391,729,218)		491,160,875
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(f)(g)	2,621,944	2,621,944
SL Liquidity Series, LLC, Money Market Series, 5.49%(f)(g)(h)	7,678,564	7,680,867
		10,302,811
		Par (000)
U.S. Treasury Obligations(i) — 49.7%
U.S. Treasury Bills
4.84%, 10/12/23	USD	90,000	89,456,494
5.20%, 11/16/23		90,000	88,997,227
5.31%, 12/07/23		90,000	88,724,612
5.42%, 01/04/24		94,000	92,274,218
5.41%, 02/08/24		56,000	54,685,244
5.43%, 02/29/24		85,000	82,743,533
			496,881,328
Total Short-Term Securities — 50.7% (Cost: $507,304,031)			507,184,139
Total Investments — 99.8% (Cost: $899,033,249)			998,345,014
Other Assets Less Liabilities — 0.2%			2,427,408
Net Assets — 100.0%			$ 1,000,772,422
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,855,825, representing 0.2% of its net assets as of period end, and an original cost of $1,602,608.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Commodity Strategies Fund
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 7,558,334	$ —	$ (4,936,390)(a)	$ —	$ —	$ 2,621,944	2,621,944	$ 98,981	$ —
SL Liquidity Series, LLC, Money Market Series	13,698,222	—	(6,021,397)(a)	7,967	(3,925)	7,680,867	7,678,564	126,211(b)	—
				$ 7,967	$ (3,925)	$ 10,302,811		$ 225,192	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/31/23	USD	2,380	$ 394,722	$ —	$ 394,722
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRAGT	At Termination	Goldman Sachs International	11/30/23	USD	53,081	(2,347,266)	—	(2,347,266)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	11/30/23	USD	3,210	272,108	—	272,108
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	11/30/23	USD	4,294	(502,860)	—	(502,860)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	11/30/23	USD	972	76,436	—	76,436
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	01/04/24	USD	10,962	(1,292,467)	—	(1,292,467)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	01/08/24	USD	863	61,718	—	61,718
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	01/08/24	USD	4,395	14,906	—	14,906
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/31/24	USD	15,242	(641,107)	—	(641,107)

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	01/31/24	USD	2,735	$ (182,366)	$ —	$ (182,366)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	01/31/24	USD	10,404	(2,054,768)	—	(2,054,768)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	02/02/24	USD	2,817	181,868	—	181,868
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	02/08/24	USD	1,723	29,009	—	29,009
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	02/26/24	USD	7,355	77,259	—	77,259
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	02/26/24	USD	35,885	(1,809,950)	—	(1,809,950)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	02/26/24	USD	1,914	103,924	—	103,924
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	02/28/24	USD	22,581	(2,532,587)	—	(2,532,587)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	03/14/24	USD	15,095	(370,794)	—	(370,794)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	03/14/24	USD	1,796	133,131	—	133,131
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	04/01/24	USD	6,019	(178,958)	—	(178,958)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	04/01/24	USD	17,975	(518,738)	—	(518,738)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	04/01/24	USD	3,250	271,663	—	271,663
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	04/03/24	USD	1,607	(55,023)	—	(55,023)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	04/29/24	USD	6,021	578,340	—	578,340
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	05/02/24	USD	991	88,520	—	88,520
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	05/02/24	USD	1,984	10,110	—	10,110
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	05/02/24	USD	2,032	(111,812)	—	(111,812)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	05/02/24	USD	1,997	(144,260)	—	(144,260)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	06/10/24	USD	12,455	109,919	—	109,919

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	06/10/24	USD	2,466	$ 183,850	$ —	$ 183,850
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	06/10/24	USD	2,803	(56,906)	—	(56,906)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	07/01/24	USD	7,645	109,577	—	109,577
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/01/24	USD	581	67,868	—	67,868
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/01/24	USD	48,432	679,295	—	679,295
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRAGT	At Termination	Societe Generale SA	07/01/24	USD	16,737	53,550	—	53,550
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/19/24	USD	100,093	7,937,922	—	7,937,922
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/19/24	USD	53,118	(1,524,225)	—	(1,524,225)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	07/19/24	USD	10,288	(78,640)	—	(78,640)
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/31/24	USD	104	1,234	—	1,234
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRLIT	At Termination	Bank of America N.A.	09/03/24	USD	2,724	—	—	—
3-month U.S. Treasury Bill, 5.48%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	09/03/24	USD	1,476	—	—	—
								$ (2,965,798)	$ —	$ (2,965,798)
(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End (continued)
funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 424,476	$ —	$ —	$ 424,476
Capital Markets	1,701,109	—	—	1,701,109
Chemicals	11,064,157	4,231,159	—	15,295,316
Consumer Staples Distribution & Retail	2,629,932	3,595,959	—	6,225,891
Containers & Packaging	6,768,825	3,995,315	—	10,764,140
Electrical Equipment	1,611,129	—	—	1,611,129
Energy Equipment & Services	13,184,381	502,251	—	13,686,632
Food Products	14,081,011	13,588,140	—	27,669,151
Ground Transportation	1,295,849	—	—	1,295,849
Hotels, Restaurants & Leisure	—	3,027,421	—	3,027,421
Machinery	11,659,335	819,485	—	12,478,820
Metals & Mining	130,065,749	70,486,200	1,609,007	202,160,956
Oil, Gas & Consumable Fuels	135,704,526	50,242,612	74	185,947,212
Personal Care Products	2,593,238	—	—	2,593,238
Pharmaceuticals	3,244,766	—	—	3,244,766
Professional Services	—	3,034,681	—	3,034,681
Rights	—	—	—	—
Warrants	—	88	—	88
Short-Term Securities
Money Market Funds	2,621,944	—	—	2,621,944
U.S. Treasury Obligations	—	496,881,328	—	496,881,328
	$ 338,650,427	$ 650,404,639	$ 1,609,081	990,664,147
Investments valued at NAV(a)				7,680,867
				$ 998,345,014
Derivative Financial Instruments(b)
Assets
Commodity Contracts	$ —	$ 11,436,929	$ —	$ 11,436,929
Liabilities
Commodity Contracts	—	(14,402,727)	—	(14,402,727)
	$ —	$ (2,965,798)	$ —	$ (2,965,798)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Commodity Strategies Fund
Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total Return SM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CVR	Contingent Value Rights
OTC	Over-the-Counter